Intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Intangible assets
Intangible assets	$ 6,196	$ 6,196
Changes in intangible assets
Intangible assets other than goodwill at beginning of period	6,196	6,196
Intangible assets other than goodwill at end of period	6,196	6,196
Cost
Intangible assets
Intangible assets	6,196	6,196
Changes in intangible assets
Intangible assets other than goodwill at beginning of period	$ 6,196	6,196
Intangible assets other than goodwill at end of period		$ 6,196